Leases - Summary of Lease Expenses Recognized in Comprehensive Income (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	€ 9,923	€ 14,719	€ 33,266	€ 27,743
Interest expense	861	594	5,721	2,417
Total amount recognized in net loss for the period	10,784	15,313	38,987	30,160
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	9,355	13,971	32,069	26,490
Interest expense			5,631	2,367
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation of right-of-use assets	€ 568	€ 748	1,196	1,253
Interest expense			€ 90	€ 50